Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Rental expense	$ 24,338	$ 23,886	$ 22,119
Lease term	50 years
Lease expiration date	Jul. 01, 2048
Annual rent payment	14,403
Additional Capital Payments	$ 59,000